Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

Disclosures about the Fair Value of Financial Instruments—In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 requires additional disclosures about fair value measurements including transfers in and out of Levels 1 and 2 and a higher level of disaggregation for the different types of financial instruments. For the reconciliation of Level 3 fair value measurements, information about purchases, sales, issuances and settlements are presented separately. This standard is effective for interim and annual reporting periods beginning after December 15, 2009, with the exception of revised Level 3 disclosure requirements which are effective for interim and annual reporting periods beginning after December 15, 2010. Comparative disclosures are not required in the year of adoption. The Company adopted the provisions of the standard on January 1, 2010, which resulted in additional disclosures to the consolidated financial statements. The remaining disclosure item noted above was adopted on January 1, 2011, which resulted in additional disclosure information about purchases, sales, issuances, and settlements in the consolidated financial statements.

Credit Risk Exposure for Financing Receivables—In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 requires additional information about credit risk exposure for financing receivables and the related allowance for loan losses including an allowance rollforward on a portfolio segment basis, the recorded investment in financing receivables on a portfolio segment basis, the nonaccrual status of financing receivables by class, impaired financing receivables by class, aging of past due receivables by class, credit quality indicators by class, troubled debt restructurings information by class, and significant purchases and sales of financing receivables. ASU 2010-20 defines recorded investment as the amount of the investment in a loan, which is not net of a valuation allowance, but which does reflect any direct write-down of the investment. Additionally, ASU 2010-20 defines portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for loan losses. Classes of financing receivables generally are a disaggregation of portfolio segments. The required disclosures as of the end of the reporting period were effective for public companies for interim and annual reporting periods ending on or after December 15, 2010 and the activity disclosures are required for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU 2011-01 Deferral of the Effective Date of Disclosures about Troubled Debt Restructuring in Update 2010-20. ASU 2011-01 delays the disclosures related to troubled debt restructuring until interim and annual periods ending after June 30, 2011. Adoption of the current requirements of this standard resulted in additional disclosures included in Note 9.

Business Combinations—In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations, a consensus of the FASB Emerging Issues Task Force. ASU 2010-29 clarifies that if comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. The guidance is effective for acquisitions after January 1, 2011 and did not have a significant impact in the consolidated financial statements.

Troubled Debt Restructuring—In March 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. ASU 2011-02 requires that in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist (i) the restructuring constitutes a concession and (ii) the debtor is experiencing financial difficulties. Disclosure should include the total amount of the receivable and the allowance for credit losses as of the end of the period of adoption. The Company has adopted this standard effective for the three months ended March 31, 2011 and applied it retroactively to January 1, 2011. The recorded investment in receivables for which the allowance for loan and lease losses was previously measured under a general allowance for loan and lease methodology and are now impaired under Section 310-10-35 was $23,663, and the allowance for loan and lease losses associated with those receivables, on the basis of a current evaluation of loss, was $2,819. The additional TDR disclosures required under ASU 2010-20 are included in the Company’s consolidated financial statements in Note 9.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements—In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820)—Fair Value Measurement, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 is effective for the first quarter of 2012 and should be applied prospectively. Adoption of this standard will include additional disclosures but is not expected to have any impact on the Company’s consolidated financial statements or results of operations.

Presentation of Comprehensive Income—In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220)—Presentation of Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. ASU 2011-05 is effective for the first quarter of 2012 and should be applied retrospectively. Adoption of this standard will not have any impact on the Company consolidated financial statements or results of operations. In December 2011, the FASB issued ASU 2011-12,Comprehensive Income (Topic 220)- Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, to allow Board time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU will not have any impact on the Company’s consolidated financial statements or results of operations since it reinstates the presentation requirements before ASU 2011-05 was issued.

Intangibles—Goodwill & Other—In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment, which affect all entities that have goodwill reported in their financial statements. The amendments in ASU 2011-08 permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If, after assessing the totality of events or circumstances, an entity determines that it is more likely than not that the fair value of a reporting unit is more than its carrying amount, then performing the two-step impairment test is not required. Under the amendments in this update, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit’s fair value from a prior year as previously permitted under ASC Topic 350. This guidance will become effective for interim and annual goodwill impairment tests performed after December 31, 2011. Early adoption is permitted. Adoption of this standard is not expected to have any impact on the Company’s consolidated financial statements or results of operations.

Balance Sheet Offsetting—In December 2011, the FASB issued 2011-11, Balance Sheet (210)—Disclosures about Offsetting Assets and Liabilities, which will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The guidance will require that entities disclose the gross and net information about both instruments that are offset in the balance sheet or are subject to a master netting arrangement. The guidance will become effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the pending adoption of ASU 2011-11 on its consolidated financial statements.